Employee benefits liabilities - schedule of future payments (Details) € in Millions	Dec. 31, 2020 EUR (€)
2021 | Pension benefits
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	€ 1,383
2021 | Health care and life insurance plans
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	119
2022 | Pension benefits
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	1,364
2022 | Health care and life insurance plans
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	118
2023 | Pension benefits
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	1,351
2023 | Health care and life insurance plans
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	117
2024 | Pension benefits
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	1,353
2024 | Health care and life insurance plans
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	117
2025 | Pension benefits
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	1,345
2025 | Health care and life insurance plans
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	117
2024-2028 | Pension benefits
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	6,665
2024-2028 | Health care and life insurance plans
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	€ 572